UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1:	Schedule of Investments

Vanguard Market Liquidity Fund Schedule of Investments May 31, 2007
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government & Agency Obligations (38.5%)

2 Federal Home Loan Bank	2.108%-2.113%	6/13/2008	569,845	569,445
2 Federal Home Loan Bank	2.121%	6/25/2008	900,546	899,279
2 Federal Home Loan Bank	2.105%	7/1/2008	99,675	99,501
2 Federal Home Loan Bank	2.131%	7/2/2008	12,000	11,978
2 Federal Home Loan Bank	2.007%-2.132%	7/7/2008	396,261	395,445
2 Federal Home Loan Bank	2.090%	7/11/2008	152,634	152,281
2 Federal Home Loan Bank	2.118%	7/16/2008	53,887	53,745
2 Federal Home Loan Bank	2.071%	7/18/2008	42,000	41,887
2 Federal Home Loan Bank	2.077%	6/20/2008	200,000	199,781
2 Federal Home Loan Mortgage Corp.	2.079%	6/6/2008	120,000	119,965
2 Federal Home Loan Mortgage Corp.	2.079%-2.092%	6/9/2008	68,520	68,488
2 Federal Home Loan Mortgage Corp.	2.080%	6/13/2008	57,809	57,769
2 Federal Home Loan Mortgage Corp.	2.071%-2.101%	6/23/2008	335,910	335,484
2 Federal Home Loan Mortgage Corp.	2.071%	6/27/2008	350,000	349,479
2 Federal Home Loan Mortgage Corp.	2.131%-2.142%	7/3/2008	294,000	293,444
2 Federal Home Loan Mortgage Corp.	2.121%	7/7/2008	177,000	176,626
2 Federal Home Loan Mortgage Corp.	2.081%	7/14/2008	160,000	159,604
2 Federal Home Loan Mortgage Corp.	2.071%-2.081%	7/21/2008	823,000	820,641
2 Federal National Mortgage Assn.	2.078%	6/6/2008	50,000	49,986
2 Federal National Mortgage Assn.	2.070%-2.100%	6/18/2008	887,516	886,648
2 Federal National Mortgage Assn.	2.091%-2.096%	6/25/2008	229,147	228,829
2 Federal National Mortgage Assn.	2.058%	7/1/2008	473,000	472,192
2 Federal National Mortgage Assn.	2.162%	7/2/2008	98,500	98,318
2 Federal National Mortgage Assn.	2.055%-2.091%	7/16/2008	64,833	64,666
2 Federal National Mortgage Assn.	2.080%	7/23/2008	190,628	190,058
U.S. Treasury Bill	1.973%	6/19/2008	4,000,000	3,996,060

Total U.S. Government & Agency Obligations
(Cost $10,791,599)				10,791,599

Commercial Paper (14.2%)

Bank Holding Company (0.2%)
State Street Corp	2.798%	6/6/2008	60,000	59,977

Finance—Auto (1.1%)
American Honda Finance Corp.	2.205%	6/3/2008	60,000	59,993
American Honda Finance Corp.	2.177%	6/6/2008	30,000	29,991
American Honda Finance Corp.	2.177%	6/10/2008	40,000	39,978
American Honda Finance Corp.	2.197%	6/12/2008	15,000	14,990
American Honda Finance Corp.	2.178%	6/13/2008	32,000	31,977
Toyota Motor Credit Corp.	2.668%	6/5/2008	20,000	19,994
Toyota Motor Credit Corp.	2.617%	7/21/2008	101,400	101,034

				297,957

Finance—Other (1.0%)
General Electric Capital Corp.	2.475%	6/23/2008	100,000	99,850
General Electric Capital Corp.	2.517%	7/7/2008	150,000	149,625
General Electric Capital Corp.	2.637%	7/22/2008	35,000	34,870

				284,345

Foreign Banks (8.3%)
ABN-AMRO North America Finance Inc.	2.556%	6/10/2008	97,000	96,938
3 Australia & New Zealand Banking Group, Ltd.	2.463%	6/2/2008	31,800	31,798
3 Australia & New Zealand Banking Group, Ltd.	2.759%	6/9/2008	30,000	29,982
3 Australia & New Zealand Banking Group, Ltd.	2.667%	7/7/2008	45,000	44,881
3 Australia & New Zealand Banking Group, Ltd.	2.601%	7/9/2008	60,200	60,035
3 Australia & New Zealand Banking Group, Ltd.	2.570%	8/13/2008	42,105	41,887
Bank of Scotland PLC	2.504%	6/4/2008	15,450	15,447
Bank of Scotland PLC	2.640%	7/7/2008	36,550	36,454
Bank of Scotland PLC	2.743%	7/8/2008	80,000	79,775
Bank of Scotland PLC	2.580%	7/14/2008	12,800	12,761
Bank of Scotland PLC	2.642%	7/16/2008	13,450	13,406
Bank of Scotland PLC	3.013%	7/23/2008	45,000	44,806
CBA (Delaware) Finance Inc.	2.733%	6/10/2008	100,000	99,932
CBA (Delaware) Finance Inc.	2.759%	7/7/2008	99,000	98,729
CBA (Delaware) Finance Inc.	2.531%	7/15/2008	35,000	34,892
CBA (Delaware) Finance Inc.	2.562%	8/15/2008	47,000	46,751
3 Danske Corp.	2.506%	6/10/2008	75,000	74,953
3 Danske Corp.	2.460%-2.476%	6/16/2008	130,000	129,867
3 Danske Corp.	2.638%	6/27/2008	40,000	39,924
3 Danske Corp.	2.719%	7/11/2008	139,500	139,082
3 Danske Corp.	2.750%	8/5/2008	75,000	74,630
Dexia Delaware LLC	2.952%	6/2/2008	100,000	99,992
Dexia Delaware LLC	2.942%	6/3/2008	75,000	74,988
Dexia Delaware LLC	2.653%	8/13/2008	88,000	87,530
HSBC USA Inc.	2.556%	7/9/2008	50,000	49,866
Lloyds TSB Bank PLC	2.404%-2.414%	6/9/2008	56,150	56,120
Lloyds TSB Bank PLC	2.506%	6/10/2008	50,000	49,969
Lloyds TSB Bank PLC	2.400%	6/11/2008	75,000	74,950
Nordea North America Inc.	2.616%	6/3/2008	40,000	39,994
Nordea North America Inc.	2.606%	6/4/2008	25,000	24,995
Nordea North America Inc.	2.668%	7/10/2008	40,000	39,885
3 Royal Bank of Scotland Group	2.637%	8/7/2008	50,000	49,756
Santander Central Hispano Finance (Delaware), Inc.	2.455%	6/9/2008	5,400	5,397
Santander Central Hispano Finance (Delaware), Inc.	2.455%	6/13/2008	9,800	9,792
Santander Central Hispano Finance (Delaware), Inc.	2.868%	7/11/2008	52,375	52,209
Santander Central Hispano Finance (Delaware), Inc.	2.617%	8/8/2008	25,000	24,877
Svenska Handelsbanken, Inc.	2.638%	8/11/2008	46,500	46,260
3 Westpac Banking Corp.	2.626%	6/2/2008	37,000	36,997
3 Westpac Banking Corp.	2.847%	7/8/2008	50,000	49,855
3 Westpac Banking Corp.	2.719%	7/9/2008	149,500	149,074
3 Westpac Banking Corp.	2.835%	7/24/2008	15,000	14,938
3 Westpac Banking Corp.	2.769%	7/31/2008	38,205	38,030

				2,322,404

Foreign Government (0.5%)
3 Electricite de France	2.329%	6/20/2008	39,000	38,952
3 Electricite de France	2.259%	7/11/2008	92,000	91,770

				130,722

Foreign Industrial (2.6%)
3 BASF SE	2.359%	6/16/2008	19,000	18,981
3 BASF SE	2.309%	6/25/2008	42,000	41,935
3 BASF SE	2.425%	7/7/2008	57,000	56,862
3 BASF SE	2.210%	7/22/2008	28,000	27,913
3 BASF SE	2.374%	7/25/2008	42,000	41,851
3 BASF SE	2.211%	7/28/2008	11,000	10,961
3 Nestle Capital Corp.	1.949%	6/13/2008	95,000	94,939
Nestle Finance International Ltd.	2.863%	6/5/2008	148,250	148,203
Nestle Finance International Ltd.	2.565%	6/6/2008	19,511	19,504
Nestle Finance International Ltd.	2.127%	7/7/2008	34,000	33,928
3 Procter & Gamble International Funding SCA	2.147%	6/12/2008	20,000	19,987
3 Total Capital	2.202%-2.242%	6/30/2008	204,000	203,637

				718,701

Industrial (0.5%)
3 Johnson & Johnson	2.058%	6/26/2008	18,000	17,974
3 PepsiCo Inc.	2.096%	6/20/2008	30,000	29,967
3 PepsiCo Inc.	2.107%	6/23/2008	20,000	19,974
3 Wal-Mart Stores, Inc.	2.007%	7/7/2008	12,000	11,976
3 Wal-Mart Stores, Inc.	2.020%	8/5/2008	52,000	51,811

				131,702

Insurance (0.0%)
Metlife Funding Inc.	2.147%	6/10/2008	13,000	12,993

Total Commercial Paper
(Cost $3,958,801)				3,958,801

Certificates of Deposit (18.5%)

Certificates of Deposit—U.S. Banks (1.9%)
Branch Banking & Trust Co.	2.490%	6/27/2008	71,500	71,500
Branch Banking & Trust Co.	2.490%	7/7/2008	125,000	125,000
Branch Banking & Trust Co.	2.490%	7/28/2008	71,500	71,500
Branch Banking & Trust Co.	2.580%	8/18/2008	60,000	60,000
Fifth Third Bank	2.680%	8/8/2008	112,500	112,500
State Street Bank & Trust Co.	2.540%	6/19/2008	100,000	100,000

				540,500

Yankee Certificates of Deposit—U.S. Branches (16.6%)
Abbey National Treasury Services PLC (Stamford Branch)	2.450%	6/19/2008	134,500	134,500
Australia and New Zealand Banking Group Ltd. (New York Branch)	2.770%	6/25/2008	50,000	50,007
Australia and New Zealand Banking Group Ltd. (New York Branch)	2.700%	7/9/2008	50,000	50,000
Australia and New Zealand Banking Group Ltd. (New York Branch)	2.880%	7/22/2008	13,000	13,000
BNP Paribas (New York Branch)	2.630%	6/2/2008	65,000	65,000
BNP Paribas (New York Branch)	2.940%	6/4/2008	80,000	80,000
BNP Paribas (New York Branch)	2.570%	6/9/2008	60,000	60,000
BNP Paribas (New York Branch)	2.490%	6/12/2008	100,000	100,000
BNP Paribas (New York Branch)	2.470%	6/13/2008	50,000	50,000
BNP Paribas (New York Branch)	2.570%	7/9/2008	75,000	75,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.450%	6/16/2008	50,000	50,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.730%	7/10/2008	150,000	150,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.730%	8/4/2008	60,000	60,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	2.710%	8/7/2008	50,000	50,000
Bank of Scotland PLC (New York Branch)	2.850%	8/4/2008	125,000	125,000
Barclays Bank PLC (New York Branch)	2.650%	6/24/2008	100,000	100,000
Barclays Bank PLC (New York Branch)	2.750%	8/8/2008	75,000	75,000
Barclays Bank PLC (New York Branch)	2.640%	8/15/2008	50,000	50,000
Commonwealth Bank of Australia (New York Branch)	2.580%	6/25/2008	42,000	42,000
Credit Suisse (New York Branch)	5.400%	6/5/2008	23,370	23,376
Credit Suisse (New York Branch)	5.405%	6/9/2008	30,000	30,017
Credit Suisse (New York Branch)	5.450%	6/18/2008	192,000	192,215
Deutsche Bank AG (New York Branch)	2.650%	7/1/2008	80,000	80,000
Deutsche Bank AG (New York Branch)	2.720%	8/1/2008	70,000	70,000
Fortis Bank SA/NV (New York Branch)	2.800%	6/3/2008	75,000	75,000
Fortis Bank SA/NV (New York Branch)	2.650%	6/9/2008	75,000	75,000
Fortis Bank SA/NV (New York Branch)	2.420%	6/12/2008	50,000	50,000
Fortis Bank SA/NV (New York Branch)	2.420%	6/12/2008	70,000	70,000
Fortis Bank SA/NV (New York Branch)	2.680%	7/2/2008	119,000	119,000
KBC Bank N.V. (New York Branch)	2.650%	6/10/2008	107,000	107,000
KBC Bank N.V. (New York Branch)	2.600%	7/14/2008	75,000	75,004
KBC Bank N.V. (New York Branch)	2.600%	7/14/2008	75,000	75,000
KBC Bank N.V. (New York Branch)	2.880%	7/24/2008	20,000	20,000
KBC Bank N.V. (New York Branch)	2.700%	8/8/2008	75,000	75,000
Lloyds TSB Bank PLC (New York Branch)	2.640%	6/16/2008	200,000	200,000
Lloyds TSB Bank PLC (New York Branch)	2.630%	7/11/2008	39,500	39,500
Nordea Bank Finland PLC (New York Branch)	2.500%	6/11/2008	100,000	100,000
Nordea Bank Finland PLC (New York Branch)	2.690%	7/1/2008	100,000	100,000
Nordea Bank Finland PLC (New York Branch)	2.710%	7/7/2008	99,500	99,500
Rabobank Nederland NV (New York Branch)	2.420%	6/16/2008	60,000	60,000
Rabobank Nederland NV (New York Branch)	2.640%	6/16/2008	130,000	130,000
Rabobank Nederland NV (New York Branch)	2.580%	6/25/2008	110,000	110,000
Rabobank Nederland NV (New York Branch)	2.760%	7/2/2008	60,000	60,006
Rabobank Nederland NV (New York Branch)	2.500%	7/8/2008	75,000	75,000
Rabobank Nederland NV (New York Branch)	2.540%	7/14/2008	56,500	56,500
Royal Bank of Scotland PLC (New York Branch)	3.020%	6/4/2008	25,000	25,001
Royal Bank of Scotland PLC (New York Branch)	2.650%	7/14/2008	65,000	65,004
Royal Bank of Scotland PLC (New York Branch)	2.720%	7/15/2008	75,000	75,000
Societe Generale (New York Branch)	2.870%	6/2/2008	125,000	125,000
Societe Generale (New York Branch)	2.900%	6/2/2008	50,000	50,000
Societe Generale (New York Branch)	2.690%	6/25/2008	100,000	100,000
Svenska Handelsbanken (New York Branch)	2.630%	6/27/2008	100,000	100,000
Svenska Handelsbanken (New York Branch)	2.650%	7/7/2008	100,000	100,000
Svenska Handelsbanken (New York Branch)	2.600%	8/14/2008	50,000	50,000
Bank of Nova Scotia (Houston Branch)	2.630%	6/2/2008	75,000	75,000
Bank of Nova Scotia (Houston Branch)	2.500%	6/11/2008	75,000	75,000
Bank of Nova Scotia (Houston Branch)	2.550%	6/24/2008	40,000	40,000
Royal Bank of Canada (New York Branch)	2.940%	6/3/2008	60,000	60,000
Tornoto Dominion Bank (New York Branch)	2.600%	8/27/2008	50,000	50,000
Toronto Dominion Bank (New York Branch)	2.900%	7/7/2008	75,000	75,027
Toronto Dominion Bank (New York Branch)	2.740%	8/5/2008	50,000	50,000

				4,661,657

Total Certificates of Deposit
(Cost $5,202,157)				5,202,157

Eurodollar Certificates of Deposit (4.9%)

Australia & New Zealand Banking Group, Ltd.	2.700%	8/11/2008	40,000	40,000
Banco Bilbao Vizcaya Argentaria, SA	4.050%	7/11/2008	35,000	35,053
Banco Santander SA	2.650%	8/12/2008	123,000	123,002
Bank of Nova Scotia	2.900%	7/25/2008	39,000	39,000
Credit Agricole S.A.	2.800%	7/8/2008	150,000	150,000
Credit Agricole S.A.	2.720%	7/14/2008	50,000	50,000
Credit Agricole S.A.	2.640%	8/22/2008	50,000	50,000
Deutsche Bank AG	2.820%	7/23/2008	129,000	129,000
HSBC Bank PLC	2.650%	6/9/2008	56,000	56,000
HSBC Bank PLC	2.520%	7/15/2008	50,000	50,000
HSBC Bank PLC	2.930%	7/25/2008	31,000	31,000
HSBC Bank PLC	2.550%	8/15/2008	50,000	50,000
ING Bank N.V.	2.500%	6/16/2008	70,000	70,000
ING Bank N.V.	2.650%	6/27/2008	75,000	75,000
ING Bank N.V.	2.730%	7/7/2008	75,000	75,000
National Australia Bank Ltd.	2.720%	7/17/2008	75,000	75,000
National Australia Bank Ltd.	2.650%	8/14/2008	65,000	65,000
National Australia Bank Ltd.	2.960%	6/5/2008	150,000	150,000
Societe Generale	2.950%	8/6/2008	75,000	75,000

Total Eurodollar Certificates of Deposit
(Cost $1,388,055)				1,388,055

Other Notes (1.6%)
Bank of America NA	2.800%	6/16/2008	110,000	110,000
Bank of America NA	2.850%	7/24/2008	90,000	90,000
US Bank NA	2.700%	6/13/2008	32,500	32,500
US Bank NA	2.700%	7/22/2008	50,000	50,000
US Bank NA	2.750%	7/22/2008	40,000	40,000
Wells Fargo Bank NA	2.360%	7/7/2008	132,000	132,000

Total Other Notes
(Cost $454,500)				454,500

Repurchase Agreements (22.2%)

BNP Paribas Securities Corp.
(Dated 5/30/2008, Repurchase Value $ 461,085,000,
collateralized by Federal Home Loan Bank 3.625%-5.250%, 12/24/2008-10/10/2012)	2.220%	6/2/2008	461,000	461,000
Credit Suisse Securities (USA), LLC
(Dated 5/30/2008, Repurchase Value $ 639,125,000,
collateralized by Federal Home Loan Bank 2.375%-7.375%, 2/27/2009-2/12/2021,
Federal National Mortgage Assn. 0.000%-7.250%, 6/15/2008-11/15/2030, and Federal
Home Loan Mortgage Corp. 2.750%-6.750%, 6/15/2008-7/15/2032)	2.350%	6/2/2008	639,000	639,000
Deutsche Bank Securities, Inc.
(Dated 5/30/2008, Repurchase Value $ 446,080,000,
collateralized by U.S. Treasury Inflation-Indexed Note 2.500%, 7/15/2016)	2.150%	6/2/2008	446,000	446,000
Deutsche Bank Securities, Inc.
(Dated 5/30/2008, Repurchase Value $ 1,385,265,000,
collateralized by U.S. Treasury Bill 0.000%, 6/12/2008-6/26/2008, U.S. Treasury Note 4.750%,
2/28/2009, and U.S. Treasury Bond 5.500%-7.625%, 11/15/2022-8/15/2028)	2.300%	6/2/2008	1,385,000	1,385,000
Deutsche Bank Securities, Inc.
(Dated 5/30/2008, Repurchase Value $ 300,055,000,
collateralized by U.S. Treasury Bond 7.875%, 2/15/2021)	2.200%	6/2/2008	300,000	300,000
Deutsche Bank Securities, Inc.
(Dated 5/30/2008, Repurchase Value $ 68,601,000,
collateralized by U.S. Treasury Bond 7.875%, 2/15/2021)	2.150%	6/2/2008	68,589	68,589
Greenwich Capital Markets, Inc.
(Dated 5/30/2008, Repurchase Value $ 920,170,000,
collateralized by Federal Home Loan Mortgage Corp. Discount Note 9/22/2008-5/26/2009)	2.220%	6/2/2008	920,000	920,000
JPMorgan Securities Inc.
(Dated 5/30/2008, Repurchase Value $ 768,141,000,
collateralized by Federal Farm Credit Bank 3.875%-5.680%, 10/5/2009-7/29/2033,
Federal Home Loan Bank 2.180%-5.375%, 6/11/2008-8/15/2024, Federal National
Mortgage Assn. 2.375%-8.950%, 6/15/2008-8/6/2038, Federal Home Loan Mortgage
Corp. 2.375%-7.000%, 6/15/2008-7/15/2032)	2.200%	6/2/2008	768,000	768,000
RBC Capital Markets Corp.
(Dated 5/30/2008, Repurchase Value $ 246,047,000,
collateralized by Federal Home Loan Bank 4.625%, 6/12/2020, Federal National
Mortgage Assn. 5.000%-5.250%, 9/15/2016-2/13/2017, and Federal Home Loan
Mortgage Corp. 3.750%, 6/28/2013)	2.300%	6/2/2008	246,000	246,000
UBS Securities LLC
(Dated 5/30/2008, Repurchase Value $ 999,863,000,
collateralized by Federal Home Loan Bank 3.375%-7.375%,4/24/2009-5/18/2016,
Federal National Mortgage Assn. 2.375%-7.250%, 7/15/2008-5/15/2030, and Federal
Home Loan Mortgage Corp. 2.750%-6.750%, 9/15/2008-7/15/2032)	2.290%	6/2/2008	999,672	999,672

Total Repurchase Agreements
(Cost $6,233,261)				6,233,261

Total Investments (99.9%)
(Cost $28,028,373)				28,028,373

Other Assets and Liabilities-Net (0.1%)				34,304

Net Assets (100%)				28,062,677

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2008, the aggregate value of these securities was $1,785,179,000, representing 6.4% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Municipal Cash Management Fund
Schedule of Investments
May 31, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (102.9%)

Alabama (2.1%)
Alabama Private Colleges & Univ. Fac. Auth. Student Housing Rev. (Birmingham-Southern College) VRDO 1.670%	6/6/2008	LOC	11,285	11,285
1 Alabama Public School & College Auth. TOB VRDO	1.680%	6/6/2008	2,500	2,500
1 Alabama Public School & College Auth. TOB VRDO	1.620%	6/6/2008	4,400	4,400
1 Alabama Public School & College Auth. TOB VRDO	1.670%	6/6/2008 (4)	11,935	11,935
1 Univ. of Alabama General Rev. TOB VRDO	1.680%	6/6/2008 (1)	5,160	5,160

				35,280

Alaska (3.2%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	1.300%	6/2/2008	39,275	39,275
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO	1.500%	6/2/2008	13,000	13,000

				52,275

Colorado (2.9%)
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	1.400%	6/2/2008 LOC	3,500	3,500
1 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	1.670%	6/6/2008 (4)	13,330	13,330
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	1.670%	6/6/2008	16,000	16,000
1 Colorado State COP Univ. of Colorado Denver Health Science Center FItzsimons Academic Fac. Project TOB VRDO	1.680%	6/6/2008(1)	7,200	7,200
Denver CO City & County Airport Rev. VRDO	1.550%	6/6/2008 (12)	7,300	7,300

				47,330

Connecticut (0.5%)
Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	1.600%	6/2/2008	8,000	8,000

Delaware (1.7%)
Univ. of Delaware Rev. VRDO	1.600%	6/2/2008	13,000	13,000
Univ. of Delaware Rev. VRDO	1.600%	6/2/2008	15,880	15,880

				28,880

District of Columbia (0.7%)
District of Columbia Rev. (Washington Drama Society) VRDO	1.600%	6/6/2008 LOC	5,000	5,000
District of Columbia Rev. VRDO	1.400%	6/2/2008 LOC	7,600	7,600

				12,600

Florida (6.7%)
Broward County FL EDL Facs. Auth. Rev. VRDO	1.350%	6/2/2008 LOC	3,000	3,000
Broward County FL School Board COP VRDO	1.510%	6/6/2008 (4)	11,000	11,000
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. VRDO	1.350%	6/2/2008 LOC	6,085	6,085
Jacksonville FL Electric Auth. Electric System Rev. VRDO	1.500%	6/6/2008	6,000	6,000
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	1.350%	6/2/2008 LOC	32,820	32,820
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare) VRDO	1.650%	6/2/2008 (4)	2,170	2,170
Orange County FL IDA Ind. Dev. Rev. (Catholic Charities) VRDO	1.350%	6/2/2008 LOC	3,000	3,000
Orlando & Orange County FL Expressway Auth. VRDO	1.570%	6/6/2008 LOC	14,760	14,760
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	1.350%	6/2/2008 LOC	25,290	25,290
Univ. of South Florida Financing Corp. VRDO	1.600%	6/6/2008 LOC	6,500	6,500

				110,625

Georgia (5.0%)
1 Atlanta GA Airport Passenger Charge Rev. TOB VRDO	1.670%	6/6/2008 (4)	3,525	3,525
Atlanta GA Dev. Auth. Rev. (Botanical Garden Imports) VRDO	1.600%	6/6/2008 LOC	10,000	10,000
1 Augusta GA Water & Sewer Rev. TOB VRDO	1.660%	6/6/2008 (4)	11,465	11,465
Forsyth County GA Water & Sewer Auth. Rev. VRDO	1.500%	6/6/2008	10,870	10,870
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	1.450%	6/6/2008	9,625	9,625
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	1.450%	6/6/2008	3,155	3,155
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	1.450%	6/6/2008	32,975	32,975

				81,615

Illinois (7.3%)
1 Chicago IL Motor Fuel Tax Rev. TOB VRDO	1.670%	6/6/2008 (12)	5,000	5,000
1 Chicago IL Water Rev. TOB VRDO	1.670%	6/6/2008 (4)	5,200	5,200
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	1.710%	6/6/2008 LOC	4,700	4,700
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) VRDO	1.500%	6/2/2008	5,000	5,000
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	1.500%	6/6/2008	5,025	5,025
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	1.500%	6/6/2008	12,847	12,847
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	1.400%	6/2/2008	31,300	31,300
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	1.500%	6/2/2008	20,400	20,400
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	1.500%	6/6/2008	9,785	9,785
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	1.620%	6/6/2008 LOC	6,470	6,470
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	1.630%	6/6/2008 LOC	5,145	5,145
Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	1.400%	6/6/2008	9,000	9,000

				119,872

Indiana (2.0%)
Indiana Finance Auth. Rev. VRDO	1.650%	6/6/2008	8,000	8,000
1 Indianapolis IN Gas Util. Rev. TOB VRDO	1.670%	6/6/2008 (12)	5,500	5,500
St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame du Lac Project) VRDO	1.300%	6/6/2008	19,000	19,000

				32,500

Kentucky (1.0%)
Berea KY Educ. Fac. Rev. (Berea College) VRDO	1.600%	6/2/2008	8,050	8,050
Christian County KY Association County Leasing Program Rev. VRDO	1.400%	6/2/2008 LOC	2,000	2,000
Kentucky Inc. Public Energy Auth. Gas Supply Rev. VRDO	1.280%	6/2/2008	6,151	6,151

				16,201

Massachusetts (4.9%)
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.610%	6/6/2008	42,380	42,380
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.640%	6/6/2008	3,525	3,525
1 Massachusetts GO TOB VRDO	1.660%	6/6/2008 (4)	5,000	5,000
Massachusetts GO VRDO	1.550%	6/6/2008	30,500	30,500

				81,405

Michigan (5.9%)
Michigam Higher Education Facs. Auth. Rev. VRDO	1.400%	6/2/2008 LOC	7,415	7,415
1 Michigan GO TOB VRDO	1.680%	6/6/2008	8,370	8,370
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.600%	6/2/2008	16,875	16,875
Univ. of Michigan Hosp. Rev. VRDO	1.600%	6/2/2008	9,950	9,950
Univ. of Michigan Hosp. Rev. VRDO	1.600%	6/2/2008	7,200	7,200
Univ. of Michigan Hosp. Rev. VRDO	1.600%	6/2/2008	2,505	2,505
Univ. of Michigan Hosp. Rev. VRDO	1.550%	6/6/2008	32,200	32,200
Univ. of Michigan Univ. Rev. VRDO	1.500%	6/6/2008	13,770	13,770

				98,285

Mississippi (4.5%)
Jackson County MS Port Fac. (Chevron USA Inc.) VRDO	1.250%	6/2/2008	45,500	45,500
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone (Chevron USA Inc. Project) VRDO	1.250%	6/2/2008	11,500	11,500
Mississippi GO VRDO	1.550%	6/6/2008	5,970	5,970
1 Univ. of Southern Mississippi Educ. Building Corp. Rev. TOB VRDO	1.670%	6/6/2008 (4)	10,435	10,435

				73,405

Missouri (2.5%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.400%	6/2/2008	3,200	3,200
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.550%	6/6/2008	30,000	30,000
Missouri Health & Educ. Fac. Auth. (Washington Univ.) VRDO	1.600%	6/2/2008	7,700	7,700

				40,900

Nevada (1.7%)
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	1.650%	6/2/2008	22,400	22,400
1 Univ. of Nevada TOB VRDO	1.670%	6/6/2008 (4)	5,095	5,095

				27,495

New Hampshire (0.2%)
New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	1.630%	6/6/2008	3,250	3,250

New Jersey (0.7%)
New Jersey Health Care Fac. Financing Auth. Rev. VRDO	1.600%	6/6/2008 LOC	11,300	11,300

New Mexico (0.6%)
Hurley NM PCR (Kennecott Santa Fe Corp. Project British Petroleum) VRDO	1.300%	6/2/2008	10,100	10,100

North Carolina (3.0%)
Buncombe County NC Metro. Sewerage Dist. VRDO	1.550%	6/6/2008	5,000	5,000
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	1.230%	6/2/2008	11,915	11,915
North Carolina Capital Fac. Finance Agency Rev. (Lenior-Rhyne College) VRDO	1.630%	6/6/2008 LOC	17,000	17,000
1 North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) TOB VRDO	1.670%	6/6/2008	15,205	15,205

				49,120

Ohio (3.0%)
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	1.250%	6/2/2008 LOC	5,800	5,800
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	1.400%	6/2/2008	1,300	1,300
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	1.400%	6/2/2008	21,300	21,300
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.650%	6/2/2008	1,100	1,100
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	1.250%	6/2/2008 LOC	20,500	20,500

				50,000

Oklahoma (0.5%)
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	1.400%	6/2/2008 (12)	7,565	7,565

Oregon (1.8%)
Medford OR Hosp. Fac. Auth. Rev. VRDO	1.400%	6/2/2008 LOC	13,500	13,500
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	1.540%	6/6/2008	5,810	5,810
1 Washington Clackamas & Yamhill County OR School Dist. TOB VRDO	1.620%	6/6/2008 LOC	10,040	10,040

				29,350

Pennsylvania (4.0%)
Butler County PA General Auth. Rev. (Hampton Township) VRDO	1.610%	6/6/2008 (4)	4,500	4,500
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.200%	6/2/2008	1,900	1,900
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.380%	6/2/2008	14,000	14,000
1 Pennsylvania GO TOB VRDO	1.670%	6/6/2008	7,035	7,035
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.350%	6/2/2008	100	100
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	1.500%	6/6/2008 (1)	10,000	10,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	1.600%	6/6/2008 LOC	22,000	22,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.380%	6/2/2008	4,300	4,300
Philadelphia PA IDA Rev. (Fox Chase Cancer Center) VRDO	1.380%	6/2/2008 LOC	1,385	1,385

				65,220

South Carolina (3.9%)
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	1.550%	6/6/2008	34,920	34,920
1 Greenville County SC School Dist. Installment Rev. TOB VRDO	1.650%	6/6/2008 (12)	13,445	13,445
1 Greenville County SC School Dist. TOB VRDO	1.640%	6/6/2008	6,000	6,000
South Carolina Jobs Econ. Dev. Auth. Rev. (YMCA Coastal Project) VRDO	1.650%	6/6/2008 LOC	9,645	9,645

				64,010

Tennessee (4.5%)
Metro. Govt. of Nashville & Davidson County TN CP	1.800%	6/9/2008	17,375	17,375
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	1.950%	6/6/2008	20,000	20,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	1.490%	6/2/2008	30,460	30,460
1 Sullivan County TN Health & Housing Fac. Board Hosp. Rev. (Wellmont Health System) TOB VRDO	1.660%	6/6/2008	5,500	5,500

				73,335

Texas (15.4%)
1 Austin TX Electric Util. System Rev. TOB VRDO	1.630%	6/6/2008 (12)	3,330	3,330
Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	1.300%	6/6/2008	25,000	25,000
Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	1.450%	6/6/2008	22,800	22,800
1 Harris County TX Flood Control Dist. TOB VRDO	1.780%	6/6/2008	4,855	4,855
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assn. of Greater Houston) VRDO	1.400%	6/2/2008 LOC	35,600	35,600
1 La Porte TX Independent School Dist. TOB VRDO	1.680%	6/6/2008 (12)	8,595	8,595
1 New Caney TX ISD GO TOB VRDO	1.670%	6/6/2008 (3)(4)	5,345	5,345
1 North Texas Tollway Auth. Rev. TOB VRDO	1.650%	6/6/2008 (1)(13)	10,060	10,060
Oak Bend TX Medical Center Hosp. Rev. VRDO	1.460%	6/2/2008 LOC	6,750	6,750
1 Pearland TX Independent School Dist. GO TOB VRDO	1.620%	6/6/2008	13,905	13,905
1 Texas GO Public Finance Auth. Rev. TOB VRDO	1.620%	6/6/2008	3,487	3,487
1 Texas GO TOB VRDO	1.600%	6/6/2008	7,620	7,620
1 Texas GO TOB VRDO	1.600%	6/6/2008	12,430	12,430
1 Texas GO TOB VRDO	1.620%	6/6/2008	7,600	7,600
1 Texas GO TOB VRDO	1.620%	6/6/2008	6,785	6,785
Texas Water Dev. Board Rev. VRDO	1.600%	6/2/2008	59,716	59,716
1 Tyler TX Independent School Dist. GO TOB VRDO	1.670%	6/6/2008 (4)	5,520	5,520
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	1.600%	6/6/2008	14,385	14,385

				253,783

Utah (3.3%)
Murray UT Hosp. Rev. (IHC Health Services) VRDO	1.300%	6/2/2008	30,000	30,000
Utah Transit Auth. Sales Tax Rev. VRDO	1.600%	6/2/2008 LOC	8,560	8,560
Utah Transit Auth. Sales Tax Rev. VRDO	1.650%	6/2/2008 LOC	15,100	15,100

				53,660

Vermont (1.1%)
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) VRDO	1.500%	6/6/2008	18,420	18,420

Virginia (1.9%)
Farmville VA IDA Education Fac. Rev. (Longwood Student Housing Project) VRDO	1.550%	6/6/2008 (12)	17,927	17,927
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System) VRDO	1.510%	6/6/2008 (12)	8,800	8,800
Virginia College Building Auth. Educ. Fac. Rev. (Univ. Richmond Project) VRDO	1.450%	6/2/2008	5,200	5,200

				31,927

Washington (6.4%)
1 Energy Northwest Washington Electric Refunding Rev. TOB VRDO	1.780%	6/6/2008	8,785	8,785
1 Seattle WA Water System Rev. TOB VRDO	1.670%	6/6/2008 (4)	5,060	5,060
1 Washington GO TOB VRDO	1.600%	6/6/2008	12,000	12,000
1 Washington GO TOB VRDO	1.670%	6/6/2008	9,495	9,495
1 Washington GO TOB VRDO	1.670%	6/6/2008 (4)	5,340	5,340
Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	1.600%	6/6/2008	3,900	3,900
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	1.400%	6/2/2008 (4)	43,210	43,210
Washington Public Power Supply System Rev. (Nuclear Project) VRDO	1.540%	6/6/2008 LOC	17,875	17,875

				105,665

Total Municipal Bonds
(Cost $1,693,373)				1,693,373

Other Assets and Liabilities-Net (-2.9%)				(47,708)

Net Assets (100%)				1,645,665

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of these securities was $363,457,000, representing 22.1% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 16, 2008

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 16, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.